SHARE CAPITAL	12 Months Ended
Mar. 31, 2017
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
10.	SHARE CAPITAL

	March 31, 2017		March 31, 2016
	Number of shares	$	Number of shares	$
Exchangeable Shares:
Balance beginning of period	50,000,000	50,000	50,000,000	50,000
Converted into common shares	(2,090,664)	(2,090)	-	-
Balance at end of period	47,909,336	47,910	50,000,000	50,000
Common Shares
Balance at beginning of the period	22,591,292	22,591	22,428,313	22,428
Shares issued on acquisition (Note 4)	23,650,000	23,650	-	-
Shares issued to exchangeable shareholders	2,090,664	2,090	-	-
Shares issued for services (f)	217,047	217	117,471	117
Options exercised	110,096	110	-	-
Warrants exercised	174,759	175	-	-
Cashless exercise of warrants (g)	51,249	51	45,508	46
Balance at end of the period	48,885,107	48,884	22,591,292	22,591
TOTAL COMMON SHARES	96,794,443	96,794	72,591,292	72,591

(a)
On April 21, 2015, the Company issued 3,115,000 Units for gross proceeds of $2,492,000 to accredited investors in a fourth closing (the “Fourth Closing”). Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs before legal and other related to the Fourth Closing of $338,960 and issued 311,500 broker warrants exercisable at $0.80 for a period of 4 years.

(b)
On May 27, 2015, the Company issued 1,418,750 Units for gross proceeds of $1,135,000 to accredited investors in a fifth closing (the “Fifth Closing”). Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs before legal and other costs related to the Fifth Closing of $147,566 and issued 141,875 broker warrants exercisable at $0.80 for a period of 4 years.

(c)
On June 30, 2015, the Company issued 2,035,000 Units for gross proceeds of $1,628,000 to accredited investors in a sixth and final closing (the “Sixth Closing”). Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs before legal and other costs related to the Sixth Closing of $211,656 and issued 203,500 broker warrants exercisable at $0.80 for a period of 4 years.

(d)
During the year ended March 31, 2016, 53,223 shares of common stock related to services were issued. During the year ended March 31, 2016, 134,248 shares of common stock were issued related to investor relations and consulting services provided in 2016 valued at $75,600.

(e)
During the year ended March 31, 2016, 45,508 shares of common stock were issued as a result of a cashless exercise of 148,787 warrants with an exercise price of $0.80 under the terms of the warrant agreement. The value of the warrants on exercise was attributed to the shares on exercise.

(f)
During the year ended March 31, 2017, the Company issued 70,000 shares of common stock with a value of $59,500, 60,000 shares of common stock with a value of $36,000 and 87,047 shares of common stock with a value of $62,288 for services provided.

(g)	During the year ended March 31, 2017, the Company issued, 51,249 shares of common stock were issued as a result of a cashless exercise of 262,045 warrants with an exercise price of $0.80.

(h)	On April 21, 2016, the Company acquired 100% of the capital stock of IMT through a transaction where Bionik issued 23,650,000 shares of common stock.

(i)	During the year ended March 31, 2017, 174,759 warrants were exercised for proceeds of $40,195 and 110,096 options were exercised for proceeds of $18,166.

(j)	During the ended March 31, 2017, holders of 2,090,664 exchangeable shares elected to convert their shares into shares of common stock of the Company.

Special Voting Preferred Share

In connection with the Merger (Note 1), on February 26, 2015, the Company entered into a voting and exchange trust agreement (the “Trust Agreement”). Pursuant to the Trust Agreement, the Company issued one Special Voting Preferred Share to the Trustee, and the parties created a trust for the Trustee to hold the Special Voting Preferred Share for the benefit of the holders of the Exchangeable Shares (the “Beneficiaries”). Pursuant to the Trust Agreement, the Beneficiaries will have voting rights in the Company equivalent to what they would have had, had they received shares of common stock in the same amount as the Exchangeable Shares held by the Beneficiaries.

In connection with the Merger and the Trust Agreement, effective February 20, 2015, the Company filed a certificate of designation of the Special Voting Preferred Share (the “Special Voting Certificate of Designation”) with the Delaware Secretary of State. Pursuant to the Special Voting Certificate of Designation, one share of the Company’s blank check preferred stock was designated as Special Voting Preferred Share. The Special Voting Preferred Share entitles the Trustee to exercise the number of votes equal to the number of Exchangeable Shares outstanding on a one-for-one basis during the term of the Trust Agreement.

The Special Voting Preferred Share is not entitled to receive any dividends or to receive any assets of the Company upon liquidation, and is not convertible into shares of common stock of the Company.

The voting rights of the Special Voting Preferred Share will terminate pursuant to and in accordance with the Trust Agreement. The Special Voting Preferred Share will be automatically cancelled.